Fair Value Measurements - Schedule of Key Inputs (Details) - ELOC Commitment Fee Note [Member]	Dec. 12, 2024	Jul. 02, 2024
Risk-free interest rate [Member]
Fair Value Measurements
Measurement input	0	5.5
Expected term (years) [Member]
Fair Value Measurements
Measurement input	0	0.22
Volatility [Member]
Fair Value Measurements
Measurement input	0	88
Stock price [Member]
Fair Value Measurements
Measurement input	1.59	10.5
Principal discount factor [Member]
Fair Value Measurements
Measurement input	0	0.99